Subsequent Events - Additional Information (Detail) - $ / shares		12 Months Ended
	Mar. 11, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Events After Reporting Period [line items]
Dividend reinvested discount rate			1.00%	3.00%
Subsequent [member]
Disclosure of Events After Reporting Period [line items]
Declaration of quarterly dividend rate description		Under the Company’s dividend policy, the quarterly dividend per common share is targeted to equal approximately 30% of the average cash flow generated by operating activities in the previous four quarters divided by the Company’s then outstanding common shares, all rounded to the nearest cent.
Dividend rate percentage		30.00%
Major Ordinary Share Transactions [member] | Subsequent [member]
Disclosure of Events After Reporting Period [line items]
Dividend per share	$ 0.13
Dividend payable, date of record	Mar. 26, 2021
Dividend reinvested discount rate	1.00%
Dividend payable date	Apr. 13, 2021
Quarterly dividend [member] | Subsequent [member]
Disclosure of Events After Reporting Period [line items]
Minimum quarterly dividend to be paid during year		$ 0.13